Fair Value Measurements - Changes in the earn-out, Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ 7,075	$ 5,900	$ 0
Earn-out liability			5,900
Business combinations		4,115
Payment of Earn-out liability	(2,371)	(2,470)
Revaluations included in earnings	6,396	(470)
Balance at the end of the period	$ 11,100	$ 7,075	$ 5,900